Income Tax - Schedule of Current Income Tax Expense and Deferred Income Tax Expense/(Benefit) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Current Income Tax Expense and Deferred Income Tax Expense/(Benefit) [Abstract]
Current tax expense	¥ 6,260,574		¥ 3,717,490	¥ 1,987
Deferred tax expense/(benefit)	(1,255,808)	$ (176,877)	(601,737)	814,881
Total	¥ 5,004,766	$ 704,907	¥ 3,115,753	¥ 816,868